EARNINGS (LOSSES) PER COMMON SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSSES) PER COMMON SHARE
EARNINGS (LOSSES) PER COMMON SHARE

(21)EARNINGS (LOSSES) PER COMMON SHARE

Basic and diluted losses per common share are calculated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ATA Creativity Global	(33,649,593)	(47,892,909)	(33,660,245)
Redeemable non-controlling interest redemption value accretion	(2,283,089)	—	—
Net loss available to common shareholders	(35,932,682)	(47,892,909)	(33,660,245)
Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	62,748,095	62,753,840	62,789,811
Denominator for diluted loss per share	62,748,095	62,753,840	62,789,811
Basic loss per common share attributable to ATA Creativity Global	(0.57)	(0.76)	(0.54)
Diluted loss per common share attributable to ATA Creativity Global	(0.57)	(0.76)	(0.54)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted losses per share for the year ended December 31, 2021, 2022 and 2023, because their effect is anti-dilutive:

	Year ended December 31,
	2021	2022	2023
Shares issuable under restricted shares and share options	826,832	1,674,492	2,730,129